Trade and other payables - Schedule of trade and other payables (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of trade and other payables [Abstract]
Trade payables	$ 2,080,783	$ 1,981,851
Accrued liabilities	1,299,074	2,200,232
Trade and other payables	$ 3,379,857	$ 4,182,083